Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Income Tax [Line Items]
Income Tax Expense (Benefit)	$ 0	$ 0	$ (14,041)	$ 2,400
Operating Loss Carryforwards	$ 48,800,000		$ 48,800,000	$ 11,300,000
Operatng Loss Carry Forwards Expiration Description	expiring beginning in 2021 for federal and 2015 for California		expiring beginning in 2021 for federal and 2015 for California.
Deferred Tax Assets Net Operating Income Loss Carry Forwards					$ 30,400,000
Liability for Uncertain Tax Positions, Current			$ 0